UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2007

FORM N-Q

Item 1.	Schedule of Investments.

The Lazard Funds, Inc.
Portfolios of Investments
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Value Portfolio

Common Stocks—98.7%

Alcohol & Tobacco—1.3%
Altria Group, Inc.	668	$46,446
Reynolds American, Inc.	1,200	76,308
		122,754
Automotive—0.6%
The Goodyear Tire & Rubber Co. (a)	2,000	60,820

Banking—10.5%
Bank of America Corp.	7,081	355,962
Bank of New York Mellon Corp.	4,804	212,049
First Horizon National Corp.	1,510	40,257
Huntington Bancshares, Inc.	6,540	111,049
Marshall & Ilsley Corp.	1,679	73,490
SunTrust Banks, Inc.	1,165	88,155
Wachovia Corp.	800	40,120
Wells Fargo & Co.	2,560	91,187
		1,012,269
Cable Television—1.0%
Comcast Corp., Class A (a)	3,900	93,444

Chemicals—0.8%
The Dow Chemical Co.	1,720	74,063

Commercial Services—1.1%
Automatic Data Processing, Inc.	936	42,990
R.H. Donnelley Corp. (a)	1,200	67,224
		110,214
Computer Software—1.9%
Microsoft Corp.	3,880	114,305
Sybase, Inc. (a)	3,200	74,016
		188,321
Consumer Products—2.3%
Mattel, Inc.	2,100	49,266
The Procter & Gamble Co.	2,415	169,871
		219,137
Drugs—4.8%
Pfizer, Inc.	13,234	323,307
Wyeth	3,240	144,342
		467,649
Electric—2.7%
CenterPoint Energy, Inc.	3,500	56,105
Exelon Corp.	1,200	90,432
PG&E Corp.	1,200	57,360
Wisconsin Energy Corp.	1,300	58,539
		262,436
Energy Exploration &
Production—2.5%
Apache Corp.	660	59,440
Devon Energy Corp.	655	54,496
Newfield Exploration Co. (a)	1,350	65,016
Occidental Petroleum Corp.	980	62,798
		241,750
Energy Integrated—11.3%
Chevron Corp.	3,031	283,641
ConocoPhillips	2,240	196,605
Exxon Mobil Corp.	5,746	531,850
Marathon Oil Corp.	1,320	75,266
		1,087,362
Financial Services—12.5%
A.G. Edwards, Inc.	2,070	173,362
AmeriCredit Corp. (a)	4,420	77,704
Capital One Financial Corp.	1,800	119,574
Citigroup, Inc.	6,700	312,689
JPMorgan Chase & Co.	5,706	261,449
Lehman Brothers Holdings, Inc.	2,085	128,707
Morgan Stanley	1,050	66,150
The Bear Stearns Cos., Inc.	550	67,546
		1,207,181
Food & Beverages—1.2%
Coca-Cola Enterprises, Inc.	2,150	52,073
Kraft Foods, Inc., Class A	1,904	65,707
		117,780
Forest & Paper Products—2.4%
Ball Corp.	1,280	68,800
Kimberly-Clark Corp.	879	61,759
Pactiv Corp. (a)	2,000	57,320
Sealed Air Corp.	1,700	43,452
		231,331

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Value Portfolio (continued)

Gas Utilities—0.5%
Dynegy, Inc., Class A (a)	4,870	$44,999

Health Services—1.4%
Community Health Systems, Inc. (a)	1,600	50,304
WellPoint, Inc. (a)	1,060	83,655
		133,959
Insurance—9.1%
American International Group, Inc.	4,336	293,330
Lincoln National Corp.	1,831	120,791
Marsh & McLennan Cos., Inc.	2,200	56,100
MetLife, Inc.	900	62,757
The Allstate Corp.	1,230	70,344
The Hartford Financial Services
Group, Inc.	1,200	111,060
The Travelers Cos., Inc.	2,365	119,054
W.R. Berkley Corp.	1,700	50,371
		883,807
Leisure & Entertainment—4.6%
Cinemark Holdings, Inc.	4,030	74,797
News Corp., Class A	3,581	78,746
Time Warner, Inc.	9,880	181,397
Viacom, Inc., Class B (a)	2,710	105,608
		440,548
Manufacturing—6.6%
General Dynamics Corp.	1,250	105,588
General Electric Co.	9,755	403,857
Textron, Inc.	1,200	74,652
United Technologies Corp.	650	52,312
		636,409
Medical Products—3.2%
Covidien, Ltd.	1,370	56,855
Johnson & Johnson	3,845	252,617
		309,472
Metals & Mining—0.3%
Alcoa, Inc.	700	27,384

Real Estate—1.1%
CBL & Associates Properties, Inc.	3,000	105,150

Retail—4.7%
Best Buy Co., Inc.	1,050	48,321
Foot Locker, Inc.	5,590	85,695
J.C. Penney Co., Inc.	800	50,696
Liz Claiborne, Inc.	1,430	49,092
Office Depot, Inc. (a)	3,400	70,108
The Gap, Inc.	4,100	75,604
Wal-Mart Stores, Inc.	1,770	77,260
		456,776

Semiconductors & Components—1.4%
Flextronics International, Ltd. (a)	5,730	64,061
Tyco Electronics, Ltd.	2,000	70,860
		134,921

Technology—1.1%
International Business Machines Corp.	900	106,020

Technology Hardware—2.0%
Motorola, Inc.	6,030	111,736
QLogic Corp. (a)	6,330	85,138
		196,874
Telecommunications—5.8%
AT&T, Inc.	7,480	316,479
Sprint Nextel Corp.	6,450	122,550
Verizon Communications, Inc.	2,659	117,740
		556,769
Total Common Stocks
(Identified cost $9,409,239)		9,529,599

Principal Amount (000)
Repurchase Agreement—2.6%
State Street Bank and Trust Co., 3.45%, 10/01/07 (Dated 09/28/07, collateralized by $245,000 United States Treasury Note, 4.875%, 06/30/12, with a value of $254,188) Proceeds of $249,072 (Identified cost $249,000)	$249	249,000

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Lazard U.S. Equity Value Portfolio (concluded)

Total Investments—101.3%
(Identified cost $9,658,239) (b)	$9,778,599

Liabilities in Excess of Cash and
Other Assets—(1.3)%	(124,259)
Net Assets—100.0%	$9,654,340

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio

Common Stocks—98.2%

Alcohol & Tobacco—2.2%
Altria Group, Inc.	20,800	$1,446,224
Constellation Brands, Inc., Class A (a)	50,700	1,227,447
		2,673,671
Banking—6.2%
Bank of America Corp.	55,514	2,790,689
Bank of New York Mellon Corp.	87,425	3,858,939
Huntington Bancshares, Inc.	48,200	818,436
		7,468,064
Building & Construction—2.7%
Centex Corp.	24,600	653,622
D.R. Horton, Inc.	54,300	695,583
Masco Corp.	44,100	1,021,797
USG Corp. (a)	21,900	822,345
		3,193,347
Cable Television—1.9%
Comcast Corp., Class A (a)	93,000	2,228,280

Chemicals—2.5%
Du Pont (E.I.) de Nemours & Co.	27,180	1,347,041
The Dow Chemical Co.	37,200	1,601,832
		2,948,873
Commercial Services—2.1%
Idearc, Inc.	41,300	1,299,711
R.H. Donnelley Corp. (a)	22,959	1,286,163
		2,585,874
Computer Software—7.1%
Microsoft Corp.	187,135	5,512,997
Oracle Corp. (a)	69,710	1,509,222
Yahoo!, Inc. (a)	55,200	1,481,568
		8,503,787
Consumer Products—1.0%
The Stanley Works	21,085	1,183,501

Drugs—5.4%
Barr Pharmaceuticals, Inc. (a)	27,600	1,570,716
Pfizer, Inc.	77,010	1,881,354
Sepracor, Inc. (a)	23,600	649,000
Wyeth	52,800	2,352,240
		6,453,310
Energy Integrated—7.3%
Arch Coal, Inc.	39,500	1,332,730
Chevron Corp.	20,693	1,936,451
ConocoPhillips	26,360	2,313,617
Hess Corp.	27,100	1,802,963
Massey Energy Co.	63,700	1,389,934
		8,775,695
Energy Services—1.2%
BJ Services Co.	53,770	1,427,594

Financial Services—4.9%
Capital One Financial Corp.	18,200	1,209,026
Citigroup, Inc.	32,522	1,517,802
JPMorgan Chase & Co.	43,691	2,001,922
The Bear Stearns Cos., Inc.	9,530	1,170,379
		5,899,129
Food & Beverages—4.5%
Coca-Cola Enterprises, Inc.	99,500	2,409,890
Kraft Foods, Inc., Class A	45,153	1,558,230
Smithfield Foods, Inc. (a)	46,600	1,467,900
		5,436,020
Forest & Paper Products—4.3%
Ball Corp.	25,215	1,355,306
Kimberly-Clark Corp.	37,180	2,612,267
Louisiana-Pacific Corp.	73,940	1,254,762
		5,222,335
Insurance—6.0%
American International Group, Inc.	35,900	2,428,635
Marsh & McLennan Cos., Inc.	79,800	2,034,900
PartnerRe, Ltd.	15,436	1,219,290
The Allstate Corp.	25,900	1,481,221
		7,164,046
Leisure & Entertainment—3.2%
News Corp., Class A	73,780	1,622,422
Time Warner, Inc.	122,100	2,241,756
		3,864,178

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio (concluded)

Manufacturing—5.5%
Honeywell International, Inc.	20,593	$1,224,666
Pitney Bowes, Inc.	42,000	1,907,640
Textron, Inc.	34,500	2,146,245
United Technologies Corp.	15,980	1,286,070
		6,564,621
Medical Products—4.6%
Boston Scientific Corp. (a)	98,100	1,368,495
Johnson & Johnson	62,960	4,136,472
		5,504,967
Metals & Mining—1.5%
Newmont Mining Corp.	39,400	1,762,362

Real Estate—1.6%
CBL & Associates Properties, Inc.	35,100	1,230,255
Public Storage	8,400	660,660
		1,890,915
Retail—7.0%
CVS Caremark Corp.	59,000	2,338,170
Foot Locker, Inc.	83,100	1,273,923
J.C. Penney Co., Inc.	19,950	1,264,231
Liz Claiborne, Inc.	65,705	2,255,653
Wal-Mart Stores, Inc.	30,300	1,322,595
		8,454,572
Semiconductors & Components—4.1%
Flextronics International, Ltd. (a)	150,200	1,679,236
Intel Corp.	127,700	3,302,322
		4,981,558

Technology—2.2%
International Business Machines Corp.	22,790	2,684,662

Technology Hardware—5.2%
Cisco Systems, Inc. (a)	35,455	1,173,915
Dell, Inc. (a)	48,900	1,349,640
Motorola, Inc.	101,900	1,888,207
Sun Microsystems, Inc. (a)	318,600	1,787,346
		6,199,108
Telecommunications—4.0%
Sprint Nextel Corp.	146,166	2,777,154
Verizon Communications, Inc.	44,900	1,988,172
		4,765,326
Total Common Stocks
(Identified cost $111,384,064)		117,835,795
	Principal Amount (000)
Repurchase Agreement—2.0%
State Street Bank and Trust Co., 3.45%, 10/01/07 (Dated 09/28/07, collateralized by $2,185,000 United States Treasury Bond, 6.00%, 02/15/26, with a value of $2,471,803) Proceeds of $2,418,695 (Identified cost $2,418,000)	$2,418	2,418,000

Total Investments—100.2% (Identified cost $113,802,064) (b)		$120,253,795

Liabilities in Excess of Cash and Other Assets—(0.2)%		(284,082)
Net Assets—100.0%		$119,969,713

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard Mid Cap Portfolio

Common Stocks—95.6%

Alcohol & Tobacco—1.3%
Constellation Brands, Inc., Class A (a)	257,800	$6,241,338

Banking—4.5%
First Horizon National Corp.	153,000	4,078,980
Hudson City Bancorp, Inc.	342,400	5,266,112
Huntington Bancshares, Inc.	345,200	5,861,496
Marshall & Ilsley Corp.	146,400	6,407,928
		21,614,516
Building & Construction—3.6%
Centex Corp.	111,300	2,957,241
D.R. Horton, Inc.	280,400	3,591,924
Masco Corp.	299,200	6,932,464
USG Corp. (a)	95,300	3,578,515
		17,060,144
Commercial Services—7.4%
Cintas Corp.	257,400	9,549,540
Idearc, Inc.	237,900	7,486,713
NeuStar, Inc., Class A (a)	182,400	6,254,496
R.H. Donnelley Corp. (a)	119,635	6,701,953
Republic Services, Inc.	162,850	5,326,823
		35,319,525
Computer Software—1.6%
Sybase, Inc. (a)	338,600	7,831,818

Consumer Products—1.1%
Fortune Brands, Inc.	66,400	5,410,936

Drugs—4.1%
Barr Pharmaceuticals, Inc. (a)	186,200	10,596,642
Sepracor, Inc. (a)	103,100	2,835,250
Warner Chilcott, Ltd. (a)	329,700	5,858,769
		19,290,661
Energy—1.5%
Covanta Holding Corp. (a)	286,700	7,027,017

Energy Integrated—3.1%
Foundation Coal Holdings, Inc.	146,600	5,746,720
Massey Energy Co.	217,900	4,754,578
Sunoco, Inc.	62,000	4,388,360
		14,889,658
Energy Services—5.0%
BJ Services Co.	273,300	7,256,115
Patterson-UTI Energy, Inc.	274,100	6,186,437
Pride International, Inc. (a)	153,800	5,621,390
The Williams Cos., Inc.	142,800	4,863,768
		23,927,710
Financial Services—1.9%
AmeriCredit Corp. (a)	182,500	3,208,350
Ameriprise Financial, Inc.	95,300	6,014,383
		9,222,733
Food & Beverages—4.7%
Coca-Cola Enterprises, Inc.	395,100	9,569,322
Pilgrim’s Pride Corp.	140,900	4,893,457
Smithfield Foods, Inc. (a)	253,000	7,969,500
		22,432,279
Forest & Paper Products—4.1%
Ball Corp.	149,600	8,041,000
Bemis Co., Inc.	191,400	5,571,654
Louisiana-Pacific Corp.	344,800	5,851,256
		19,463,910
Health Services—1.4%
Omnicare, Inc.	201,300	6,669,069

Insurance—9.8%
Aon Corp.	148,500	6,654,285
Lincoln National Corp.	155,334	10,247,384
Marsh & McLennan Cos., Inc.	190,000	4,845,000
OneBeacon Insurance Group, Ltd.	271,400	5,848,670
PartnerRe, Ltd.	93,840	7,412,422
RenaissanceRe Holdings, Ltd.	98,900	6,469,049
Willis Group Holdings, Ltd.	127,600	5,223,944
		46,700,754
Leisure & Entertainment—3.7%
Brinker International, Inc.	69,300	1,901,592
Darden Restaurants, Inc.	208,700	8,736,182
Royal Caribbean Cruises, Ltd.	174,300	6,802,929
		17,440,703

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard Mid Cap Portfolio (concluded)

Manufacturing—8.0%
Dover Corp.	203,900	$10,388,705
Hubbell, Inc., Class B	138,000	7,882,560
Pitney Bowes, Inc.	244,600	11,109,732
Textron, Inc.	137,700	8,566,317
		37,947,314
Medical Products—3.1%
Applera Corp. - Applied Biosystems Group	192,800	6,678,592
Hospira, Inc. (a)	191,300	7,929,385
		14,607,977
Real Estate—2.8%
CBL & Associates Properties, Inc.	264,400	9,267,220
Public Storage	49,300	3,877,445
		13,144,665
Retail—6.7%
Foot Locker, Inc.	510,400	7,824,432
Hanesbrands, Inc. (a)	35,800	1,004,548
J.C. Penney Co., Inc.	80,400	5,094,948
Liz Claiborne, Inc.	330,200	11,335,766
Pacific Sunwear of California, Inc. (a)	301,300	4,459,240
The Talbots, Inc.	132,100	2,377,800
		32,096,734
Semiconductors & Components—3.6%
Analog Devices, Inc.	142,100	5,138,336
Flextronics International, Ltd. (a)	1,084,500	12,124,710
		17,263,046
Technology Hardware—9.3%
Arrow Electronics, Inc. (a)	155,200	6,599,104
Ingram Micro, Inc., Class A (a)	489,600	9,601,056
Lexmark International, Inc., Class A (a)	173,700	7,213,761
QLogic Corp. (a)	427,100	5,744,495
Seagate Technology	279,400	7,147,052
Sun Microsystems, Inc. (a)	1,458,400	8,181,624
		44,487,092
Telecommunications—2.3%
Citizens Communications Co.	757,600	10,848,832

Transportation—1.0%
YRC Worldwide, Inc. (a)	165,400	4,518,728

Total Common Stocks
(Identified cost $444,490,937)		455,457,159

	Principal Amount (000)
Repurchase Agreement—7.2%
State Street Bank and Trust Co., 3.45%, 10/01/07 (Dated 09/28/07, collateralized by $33,540,000 United States Treasury Note, 4.875%, 06/30/12, with a value of $34,797,750) Proceeds of $34,122,807 (Identified cost $34,113,000)	$34,113	34,113,000

Total Investments—102.8% (Identified cost $478,603,937) (b)		$489,570,159

Liabilities in Excess of Cash and Other Assets—(2.8)%		(13,315,267)
Net Assets—100.0%		$476,254,892

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio

Common Stocks—98.6%

Banking—7.4%
Bank of the Ozarks, Inc. (c)	35,450	$1,082,289
BankUnited Financial Corp., Class A (c)	81,450	1,265,733
First Community Bancorp (c)	63,400	3,468,614
Prosperity Bancshares, Inc. (c)	98,040	3,251,006
Texas Capital Bancshares, Inc. (a), (c)	86,700	1,884,858
Wintrust Financial Corp. (c)	55,600	2,373,564
		13,326,064
Building & Construction—4.4%
Beacon Roofing Supply, Inc. (a), (c)	119,800	1,224,356
Building Materials Holding Corp. (c)	86,500	915,170
Dycom Industries, Inc. (a), (c)	92,200	2,824,086
EMCOR Group, Inc. (a), (c)	29,600	928,256
Watsco, Inc. (c)	42,250	1,961,668
		7,853,536
Chemicals—3.1%
Headwaters, Inc. (a), (c)	85,500	1,272,240
Hercules, Inc. (c)	83,200	1,748,864
Polypore International, Inc.	178,400	2,508,304
		5,529,408
Commercial Services—10.7%
A. M. Castle & Co. (c)	53,000	1,727,800
Consolidated Graphics, Inc. (a), (c)	31,700	1,990,443
Euronet Worldwide, Inc. (a), (c)	69,800	2,077,946
First Advantage Corp., Class A (a), (c)	67,100	1,185,657
G & K Services, Inc. (c)	59,200	2,379,840
infoUSA, Inc. (c)	105,600	981,024
Labor Ready, Inc. (a), (c)	45,100	834,801
Navigant Consulting, Inc. (a), (c)	126,200	1,597,692
ValueClick, Inc. (a), (c)	45,700	1,026,422
Waste Connections, Inc. (a), (c)	75,375	2,393,910
Wright Express Corp. (a), (c)	82,550	3,012,249
		19,207,784
Computer Software—3.5%
Secure Computing Corp. (a), (c)	317,500	3,089,275
United Online, Inc. (c)	164,900	2,475,149
Visual Sciences, Inc. (a)	48,500	700,340
		6,264,764
Consumer Products—3.2%
Central Garden & Pet Co. (a), (c)	670	5,963
Central Garden & Pet Co., Class A (a), (c)	77,740	698,105
Ethan Allen Interiors, Inc. (c)	50,100	1,637,769
Matthews International Corp., Class A (c)	50,100	2,194,380
Polaris Industries, Inc. (c)	29,500	1,286,790
		5,823,007
Energy Exploration & Production—2.4%
Goodrich Petroleum Corp. (a), (c)	36,000	1,141,200
TXCO Resources, Inc. (a), (c)	187,193	1,677,249
Venoco, Inc. (c)	87,600	1,502,340
		4,320,789
Energy Integrated—1.0%

Foundation Coal Holdings, Inc. (c)	44,100	1,728,720

Energy Services—2.6%
CARBO Ceramics, Inc. (c)	29,200	1,481,316
Complete Production Services, Inc. (a), (c)	89,300	1,828,864
W-H Energy Services, Inc. (a), (c)	18,200	1,342,250
		4,652,430
Financial Services—4.9%
Duff & Phelps Corp., Class A	32,400	594,540
HFF, Inc., Class A (c)	186,700	2,216,129
National Financial Partners Corp. (c)	20,800	1,101,984
Penson Worldwide, Inc. (a), (c)	58,600	1,082,928
Thomas Weisel Partners Group, Inc. (a), (c)	66,800	969,268
Waddell & Reed Financial, Inc. (c)	107,550	2,907,076
		8,871,925
Health Services—2.4%
Five Star Quality Care, Inc. (a), (c)	184,250	1,514,535

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio (continued)
Magellan Health Services, Inc. (a), (c)	30,700	1,245,806
Skilled Healthcare Group, Inc., Class A (c)	96,400	$1,518,300

		4,278,641

Insurance—1.3%
Max Capital Group, Ltd. (c)	81,300	2,279,652

Leisure & Entertainment—3.5%
Bally Technologies, Inc. (a), (c)	60,600	2,147,058
Entravision Communications Corp., Class A (a), (c)	136,100	1,254,842
Red Robin Gourmet Burgers, Inc. (a), (c)	25,600	1,098,240
TravelCenters of America LLC (a)	56,600	1,845,160

		6,345,300

Manufacturing—7.1%
Altra Holdings, Inc. (c)	140,100	2,335,467
Insteel Industries, Inc. (c)	123,800	1,900,330
Kaman Corp.	28,300	978,048
Kennametal, Inc.	16,400	1,377,272
Knoll, Inc.	79,250	1,405,895
Regal-Beloit Corp. (c)	32,300	1,546,847
RTI International Metals, Inc. (a)	18,700	1,482,162
TriMas Corp. (c)	126,100	1,673,347

		12,699,368

Medical Products—4.0%
American Medical Systems Holdings, Inc. (a), (c)	121,900	2,066,205
Pharmanet Development Group, Inc. (a), (c)	69,000	2,003,070
PSS World Medical, Inc. (a), (c)	52,900	1,011,977
Symmetry Medical, Inc. (a), (c)	126,700	2,115,890

		7,197,142

Metals & Mining—2.6%
Quanex Corp. (c)	56,800	2,668,464
Schnitzer Steel Industries, Inc., Class A (c)	28,350	2,077,772

		4,746,236

Real Estate—4.4%
Corporate Office Properties Trust (c)	55,900	2,327,117
Cousins Properties, Inc. (c)	58,750	1,724,900
Digital Realty Trust, Inc. (c)	35,000	1,378,650
MFA Mortgage Investments, Inc.	309,850	2,494,293

		7,924,960

Retail—4.8%
Aeropostale, Inc. (a), (c)	56,000	1,067,360
Brown Shoe Co., Inc. (c)	80,200	1,555,880
Carter’s, Inc. (a), (c)	75,200	1,500,240
Guitar Center, Inc. (a), (c)	29,950	1,776,035
Pacific Sunwear of California, Inc. (a), (c)	107,050	1,584,340
Stein Mart, Inc. (c)	138,400	1,053,224

		8,537,079

Semiconductors & Components—12.4%
Actel Corp. (a), (c)	3,050	32,726
Benchmark Electronics, Inc. (a), (c)	110,525	2,638,232
Coherent, Inc. (a), (c)	84,750	2,718,780
CPI International, Inc. (a), (c)	84,000	1,596,840
FARO Technologies, Inc. (a), (c)	37,300	1,646,795
Integrated Device Technology, Inc. (a), (c)	169,850	2,629,278
Microsemi Corp. (a), (c)	72,900	2,032,452
ON Semiconductor Corp. (a), (c)	123,800	1,554,928
Plexus Corp. (a), (c)	127,400	3,490,760
Semtech Corp. (a), (c)	97,500	1,996,800
TTM Technologies, Inc. (a), (c)	171,600	1,985,412

		22,323,003

Services—2.0%
Bright Horizons Family Solutions, Inc. (a), (c)	45,725	1,958,859
Perot Systems Corp., Class A (a), (c)	98,250	1,661,408

		3,620,267

Technology—1.0%
SRA International, Inc., Class A (a), (c)	62,400	1,752,192

Technology Hardware—5.8%
Brightpoint, Inc. (a), (c)	242,300	3,636,923
FEI Co. (a), (c)	82,400	2,589,832
Houston Wire & Cable Co. (c)	94,500	1,711,395
Mattson Technology, Inc. (a), (c)	128,100	1,108,065

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio (concluded)
Powerwave Technologies, Inc. (a), (c)	230,900	$1,422,344

		10,468,559

Telecommunications—3.2%
NTELOS Holdings Corp. (c)	47,900	1,411,134
PAETEC Holding Corp. (a), (c)	205,300	2,560,091
USA Mobility, Inc. (a), (c)	101,200	1,707,244

		5,678,469

Transportation—0.9%
AirTran Holdings, Inc. (a), (c)	165,850	1,631,964

Total Common Stocks
(Identified cost $167,390,938)		177,061,259

Short-Term Investments—26.1%

Collateral for Securities on Loan—25.6%
State Street Navigator Securities Lending Prime Portfolio, 5.30% (e), (f)	46,043,311	46,043,311

	Principal Amount (000)

Repurchase Agreement—0.5%
State Street Bank and Trust Co.,
3.45%, 10/01/07
(Dated 09/28/07, collateralized by
$880,000 United States Treasury
Note, 4.875%, 06/30/12, with a
value of $913,000)
Proceeds of $894,257	$894	894,000

Total Short-Term Investments
(Identified cost $46,937,311)		46,937,311

Total Investments—124.7%
(Identified cost $214,328,249) (b)		$223,998,570

Liabilities in Excess of Cash and
Other Assets—(24.7)%		(44,379,152)

Net Assets—100.0%		$179,619,418

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard U.S. Small Cap Equity Growth Portfolio

Common Stocks—92.3%

Building & Construction—0.7%
PGT, Inc. (a)	14,180	$112,447

Commercial Services—8.3%
Broadridge Financial Solutions, Inc.	8,800	166,760
Concur Technologies, Inc. (a)	8,400	264,768
GSI Commerce, Inc. (a)	7,500	199,500
Huron Consulting Group, Inc. (a)	7,600	551,912
World Fuel Services Corp.	4,900	199,969

		1,382,909

Computer Software—4.3%
ANSYS, Inc. (a)	4,400	150,348
Interactive Intelligence, Inc. (a)	10,100	191,900
S1 Corp. (a)	21,550	195,028
Website Pros, Inc. (a)	16,670	174,368

		711,644

Drugs—3.8%
Adams Respiratory Therapeutics, Inc. (a)	9,575	369,021
Emergent Biosolutions, Inc.	29,200	259,296

		628,317

Energy Exploration & Production—1.3%
EXCO Resources, Inc. (a)	13,100	216,674

Energy Services—3.1%
Dril-Quip, Inc. (a)	10,310	508,799

Financial Services—0.8%
HFF, Inc., Class A	12,000	142,440

Health Services—1.0%
Sun Healthcare Group, Inc. (a)	10,500	175,455

Insurance—1.4%
Aspen Insurance Holdings, Ltd.	8,220	229,420

Leisure & Entertainment—5.4%
Life Time Fitness, Inc. (a)	7,410	454,530
LoopNet, Inc. (a)	6,800	139,672
Orient-Express Hotels, Ltd., Class A	4,120	211,232
Panera Bread Co., Class A (a)	2,015	82,212

		887,646

Manufacturing—23.3%
A.S.V., Inc. (a)	9,130	128,094
BE Aerospace, Inc. (a)	12,130	503,759
Gardner Denver, Inc. (a)	12,970	505,830
Gibraltar Industries, Inc.	10,320	190,920
Hubbell, Inc., Class B	6,025	344,148
ICF International, Inc. (a)	7,770	214,297
Kennametal, Inc.	6,725	564,765
Mueller Water Products, Inc.	19,680	243,835
RBC Bearings, Inc. (a)	18,225	698,929
The Toro Co.	3,450	202,964
Trinity Industries, Inc.	7,012	263,230

		3,860,771

Medical Products—7.4%
Barrier Therapeutics, Inc. (a)	21,020	126,961
Dexcom, Inc. (a)	6,130	61,238
Intuitive Surgical, Inc. (a)	740	170,200
Mentor Corp.	6,000	276,300
Sirona Dental Systems, Inc. (a)	7,500	267,525
Wright Medical Group, Inc. (a)	11,840	317,549

		1,219,773

Metals & Mining—5.7%
Century Aluminum Co. (a)	7,450	392,242
Reliance Steel & Aluminum Co.	9,650	545,611

		937,853

Real Estate—1.8%
FelCor Lodging Trust, Inc.	15,060	300,146

Retail—9.7%
Crocs, Inc. (a)	9,420	633,495
Dick’s Sporting Goods, Inc. (a)	6,780	455,277
Urban Outfitters, Inc. (a)	8,730	190,314
Zumiez, Inc. (a)	7,365	326,785

		1,605,871

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard U.S. Small Cap Equity Growth Portfolio (concluded)

Semiconductors & Components—7.4%
AuthenTec, Inc.	32,100	$321,000
Diodes, Inc. (a)	8,925	286,492
Himax Technologies, Inc. ADR (a)	26,300	106,778
RF Micro Devices, Inc. (a)	23,500	158,155
Smart Modular Technologies (WWH), Inc. (a)	11,800	84,370
Technitrol, Inc.	5,700	153,615
Trident Microsystems, Inc. (a)	7,000	111,230
		1,221,640
Technology Hardware—6.9%
Atheros Communications (a)	5,650	169,331
FormFactor, Inc. (a)	4,650	206,320
MKS Instruments, Inc. (a)	6,960	132,379
Synaptics, Inc. (a)	5,585	266,740
Veeco Instruments, Inc. (a)	9,400	182,172
VeriFone Holdings, Inc. (a)	4,100	181,753
		1,138,695
Total Common Stocks
(Identified cost $13,597,105)		15,280,500

	Principal Amount (000)
Repurchase Agreement—7.9%
State Street Bank and Trust Co.,
3.45%, 10/01/07
(Dated 09/28/07, collateralized by
$1,290,000 United States Treasury
Note, 4.875%, 06/30/12, with a
value of $1,338,375)
Proceeds of $1,312,377
(Identified cost $1,312,000)	$1,312	1,312,000

Total Investments—100.2%
(Identified cost $14,909,105) (b)		$16,592,500

Liabilities in Excess of Cash and
Other Assets—(0.2)%		(33,810)
Net Assets—100.0%		$16,558,690

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio
Common Stocks—96.9%
Argentina—0.7%
Tenaris SA ADR (c)	62,500	$3,288,750

Belgium—1.8%
InBev NV	86,961	7,860,563

Finland—2.5%
Nokia Oyj	291,000	11,033,120

France—10.9%
Axa (c)	91,724	4,093,371
BNP Paribas (c)	49,400	5,391,306
Gaz de France (c)	172,100	8,918,760
Lafarge SA (c)	25,028	3,867,240
Sanofi-Aventis (c)	135,897	11,476,126
Total SA (c)	177,996	14,433,866
Total France		48,180,669

Germany—12.8%
Adidas AG	74,800	4,893,332
Allianz SE (c)	27,700	6,454,631
Continental AG (c)	50,900	7,020,131
DaimlerChrysler AG	134,400	13,501,909
Deutsche Post AG	264,600	7,676,535
E.ON AG (c)	42,400	7,818,386
Siemens AG	68,188	9,350,187
Total Germany		56,715,111

Greece—1.1%
National Bank of Greece SA	73,050	4,643,794

Ireland—1.7%
Bank of Ireland	176,260	3,258,685
CRH PLC	107,621	4,262,530
Total Ireland		7,521,215

Italy—3.5%
Eni SpA (c)	212,430	7,851,766
UniCredito Italiano SpA	868,267	7,408,832
Total Italy		15,260,598

Japan—15.8%
Canon, Inc.	73,800	4,023,180
Daito Trust Construction Co., Ltd.	146,700	7,066,191
East Japan Railway Co.	643	5,065,061
Hoya Corp.	120,500	4,106,942
Japan Tobacco, Inc.	1,239	6,797,452
JSR Corp.	158,600	3,881,746
Nidec Corp.	72,000	5,026,823
Nomura Holdings, Inc.	256,500	4,295,257
Sumitomo Mitsui Financial Group, Inc.	795	6,186,367
Takeda Pharmaceutical Co., Ltd.	56,700	3,983,272
The Sumitomo Trust and Banking
Co., Ltd.	604,000	4,563,544
THK Co., Ltd.	171,200	3,609,616
Tokyo Gas Co., Ltd.	1,523,000	7,084,337
Yamada Denki Co., Ltd.	40,550	4,008,638
Total Japan		69,698,426

Netherlands—2.7%
Heineken NV	70,800	4,633,670
TNT NV	173,300	7,245,880
Total Netherlands		11,879,550

New Zealand—0.8%
Telecom Corp. of New Zealand, Ltd. (c)	1,107,822	3,741,703

Singapore—2.3%
Singapore Telecommunications, Ltd. (c)	3,724,600	10,086,491

South Korea—0.9%
Kookmin Bank Sponsored ADR (c)	46,500	3,812,535

Spain—1.8%
Banco Bilbao Vizcaya Argentaria SA (c)	339,234	7,931,337

Sweden—1.6%
Telefonaktiebolaget LM Ericsson, B Shares	1,726,200	6,884,467

Switzerland—8.3%
Credit Suisse Group	103,859	6,872,368
Nestle SA	27,776	12,435,241
Novartis AG	243,200	13,375,792
Zurich Financial Services AG	13,400	4,006,120
Total Switzerland		36,689,521

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio (concluded)

Turkey—1.9%
Turkcell Iletisim Hizmetleri AS ADR (c)	394,600	$8,397,088

United Kingdom—25.8%
BAE Systems PLC	929,400	9,344,481
BP PLC	856,048	9,897,587
British American Tobacco PLC	189,900	6,778,357
Diageo PLC	369,242	8,079,430
GlaxoSmithKline PLC	410,850	10,856,470
HSBC Holdings PLC	212,300	3,912,226
Imperial Tobacco Group PLC	139,440	6,366,410
ITV PLC	1,334,700	2,789,950
Lloyds TSB Group PLC	539,500	5,962,887
National Grid PLC	258,427	4,127,806
Old Mutual PLC	1,726,592	5,638,825
Prudential PLC	405,400	6,206,948
Reckitt Benckiser PLC	109,500	6,407,135
Tesco PLC	705,500	6,313,558
Unilever PLC	189,000	5,949,160
Vodafone Group PLC	4,244,283	15,262,104
Total United Kingdom		113,893,334

Total Common Stocks
(Identified cost $359,723,014)		427,518,272

Short-Term Investments—15.2%

Collateral for Securities on Loan—14.4%
State Street Navigator Securities Lending Prime Portfolio, 5.30% (e), (f)	63,704,887	63,704,887

	Principal Amount (000)
Repurchase Agreement—0.8%
State Street Bank and Trust Co., 3.45%, 10/01/07 (Dated 09/28/07, collateralized by $3,425,000 United States Treasury Note, 4.875%, 06/30/12, with a value of $3,553,438) Proceeds of $3,481,001	$3,480	3,480,000

Total Short-Term Investments
(Identified cost $67,184,887)		67,184,887

Total Investments—112.1%
(Identified cost $426,907,901) (b)		$494,703,159

Liabilities in Excess of Cash and Other Assets—(12.1)%		(53,258,970)
Net Assets—100.0%		$441,444,189

The Lazard Funds, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard International Equity Select Portfolio

Common Stocks—98.5%

Argentina—1.1%
Tenaris SA ADR	6,300	$331,506

Belgium—2.0%
InBev NV	7,000	632,743

Brazil—1.5%
Companhia Vale do Rio Doce ADR	13,950	473,324

Finland—2.3%
Nokia Oyj Sponsored ADR	18,950	718,773

France—10.2%
Axa Sponsored ADR	10,580	471,974
Groupe Danone	4,720	370,532
Sanofi-Aventis ADR	13,160	558,247
Suez SA Sponsored ADR	16,220	948,870
Total SA Sponsored ADR	10,200	826,506
Total France		3,176,129

Germany—10.1%
Adidas AG Sponsored ADR	10,030	326,477
Allianz SE ADR	28,410	661,101
DaimlerChrysler AG	8,990	903,141
Deutsche Post AG	19,870	576,465
Siemens AG	5,070	695,217
Total Germany		3,162,401

Indonesia—1.1%
PT Telekomunikasi Indonesia
Tbk Sponsored ADR	7,150	349,063

Ireland—1.8%
CRH PLC Sponsored ADR	14,200	569,278

Italy—3.3%
Eni SpA Sponsored ADR	8,500	626,960
UniCredito Italiano SpA	46,050	392,940
Total Italy		1,019,900

Japan—7.5%
Canon, Inc. Sponsored ADR	13,525	734,272
Hoya Corp. Sponsored ADR	6,650	226,765
Mitsubishi UFJ Financial Group, Inc. ADR	30,510	277,031
Nissan Motor Co., Ltd.
Sponsored ADR	14,200	284,142
Nomura Holdings, Inc. ADR	26,400	439,560
Sumitomo Mitsui Financial Group,
Inc. ADR	50,650	390,005
Total Japan		2,351,775

Netherlands—5.5%
Heineken NV ADR	20,400	665,040
Royal Dutch Shell PLC, A Shares	14,900	613,663
TNT NV ADR	10,400	435,240
Total Netherlands		1,713,943

Russia—1.0%
Mobile TeleSystems Sponsored ADR	4,470	309,816

Singapore—2.4%
Singapore Telecommunications,
Ltd. ADR	28,200	752,940

South Korea—3.4%
Kookmin Bank	8,440	702,757
Samsung Electronics Co., Ltd.
GDR (d)	1,090	341,987
Total South Korea		1,044,744

Sweden—1.5%
Telefonaktiebolaget LM Ericsson
Sponsored ADR	11,700	465,660

Switzerland—15.8%
Credit Suisse Group Sponsored ADR	9,290	616,206
Julius Baer Holding AG	4,080	304,027
Nestle SA Sponsored ADR	8,050	900,795
Novartis AG ADR	17,800	978,288
Roche Holding AG	5,720	1,033,635
UBS AG	9,140	486,705
Zurich Financial Services AG ADR	20,250	604,462
Total Switzerland		4,924,118

Turkey—2.1%
Turkcell Iletisim Hizmetleri AS ADR	31,400	668,192

The Lazard Funds, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard International Equity Select Portfolio (concluded)

United Kingdom—25.9%
Barclays PLC Sponsored ADR	10,150	$493,493
BP PLC Sponsored ADR	10,350	717,773
British American Tobacco PLC
Sponsored ADR	9,000	647,820
Cadbury Schweppes PLC
Sponsored ADR	5,750	267,490
Diageo PLC Sponsored ADR	8,800	772,024
GlaxoSmithKline PLC Sponsored ADR	9,200	489,440
HSBC Holdings PLC Sponsored ADR	8,250	763,950
Imperial Tobacco Group PLC ADR	3,300	302,808
Kingfisher PLC	88,320	321,730
Lloyds TSB Group PLC
Sponsored ADR	9,500	422,370
Prudential PLC	35,910	549,806
Reckitt Benckiser PLC	5,685	332,644
Tesco PLC Sponsored ADR	11,700	314,730
Unilever PLC Sponsored ADR	20,250	641,318
Vodafone Group PLC Sponsored ADR	28,800	1,045,440
Total United Kingdom		8,082,836

Total Common Stocks
(Identified cost $26,177,009)		30,747,141

	Principal
	Amount
	(000)
Repurchase Agreement—1.4%
State Street Bank and Trust Co.,
3.45%, 10/01/07
(Dated 09/28/07, collateralized by
$420,000 United States Treasury
Note, 4.875%, 06/30/12, with a
value of $435,750)
Proceeds of $424,122
(Identified cost $424,000)	$424	424,000
Total Investments—99.9%
(Identified cost $26,601,009) (b)		$31,171,141

Cash and Other Assets in Excess
of Liabilities—0.1%		27,624
Net Assets—100.0%		$31,198,765

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard International Strategic Equity Portfolio

Common Stocks—97.6%

Austria—1.5%
OMV AG	102,810	$6,847,070
Egypt—4.4%
Eastern Tobacco	108,710	7,782,371
Egyptian Company for Mobile
Services	347,070	11,608,133
Total Egypt		19,390,504
Finland—2.4%
Sampo Oyj, A Shares	354,400	10,790,849
France—8.7%
Axa	212,363	9,477,134
Gaz de France	274,160	14,207,828
Lafarge SA	40,917	6,322,353
Sanofi-Aventis	103,050	8,702,287
Total France		38,709,602
Germany—15.9%
Continental AG	74,780	10,313,661
DaimlerChrysler AG	185,080	18,593,254
Deutsche Post AG	427,470	12,401,695
Hypo Real Estate Holding AG	88,300	5,007,963
Siemens AG	45,230	6,202,102
Symrise AG	413,373	10,934,534
Wincor Nixdorf AG	86,950	7,172,042
Total Germany		70,625,251

Greece—1.6%
OPAP SA	185,620	7,180,239
India—2.2%
Grasim Industries, Ltd.
Sponsored GDR (d)	111,200	9,896,800
Indonesia—1.1%
PT Telekomunikasi Indonesia
Tbk Sponsored ADR	95,700	4,672,074
Ireland—3.5%
Anglo Irish Bank Corp. PLC	308,800	5,823,258
CRH PLC	247,055	9,776,502
Total Ireland		15,599,760
Italy—6.2%
Prysmian SpA	552,620	15,710,305
UniCredito Italiano SpA	1,361,552	11,617,982
Total Italy		27,328,287
Japan—12.3%
Daito Trust Construction Co., Ltd.	261,000	12,571,752
Japan Tobacco, Inc.	1,666	9,140,077
JSR Corp.	426,800	10,445,959
The Sumitomo Trust and Banking
Co., Ltd.	1,052,000	7,948,424
THK Co., Ltd.	378,700	7,984,589
USS Co., Ltd.	95,810	6,289,315
Total Japan		54,380,116
Mexico—0.9%
Kimberly-Clark de Mexico SAB
de CV, Series A	924,500	4,167,358
Netherlands—2.3%
TNT NV	240,757	10,066,337
Spain—2.3%
Banco Bilbao Vizcaya Argentaria SA	428,190	10,011,140
Sweden—1.9%
Telefonaktiebolaget LM Ericsson,
B Shares	2,124,800	8,474,172
Switzerland—10.9%
Julius Baer Holding AG	152,992	11,400,405
Nestle SA	39,680	17,764,629
Novartis AG	240,937	13,251,329
UBS AG	115,480	6,188,194
Total Switzerland		48,604,557
Turkey—2.8%
Asya Katilim Bankasi AS (a)	594,700	4,860,505
Turkcell Iletisim Hizmetleri AS	901,980	7,595,308
Total Turkey		12,455,813
United Kingdom—16.7%
BAE Systems PLC	1,346,025	13,533,360
British American Tobacco PLC	447,518	15,973,864
Cairn Energy PLC (a)	90,499	3,805,562
ITV PLC	2,754,700	5,758,204

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard International Strategic Equity Portfolio (concluded)
National Grid PLC	678,033	$10,830,095
Old Mutual PLC	1,903,060	6,215,146
Tesco PLC	1,338,886	11,981,763
Thomas Cook Group PLC (a)	1,076,620	6,108,759
Total United Kingdom		74,206,753
Total Common Stocks
(Identified cost $381,447,924)		433,406,682

	Principal Amount (000)
Repurchase Agreement—2.4%
State Street Bank and Trust Co.,
3.45%, 10/01/07
(Dated 09/28/07, collateralized by
$10,445,000 United States
Treasury Note, 4.875%, 06/30/12,
with a value of $10,836,688)
Proceeds of $10,626,054
(Identified cost $10,623,000)	$10,623	10,623,000
Total Investments—100.0%
(Identified cost $392,070,924) (b)		$444,029,682
Cash and Other Assets in Excess
of Liabilities—0.0%		62,781
Net Assets—100.0%		$444,092,463

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard International Small Cap Portfolio

Common Stocks—96.8%

Australia—4.2%
ABC Learning Centres, Ltd. (c)	667,623	$3,881,642
Fairfax Media, Ltd. (c)	775,706	3,240,097
James Hardie Industries NV (c)	463,100	2,922,020
Macquarie Infrastructure Group	1,122,920	3,100,434
Total Australia		13,144,193

Austria—1.2%
CAT oil AG (a)	141,774	3,619,147

Belgium—1.2%
Telenet Group Holding NV (a)	107,271	3,722,352

Finland—2.6%
KCI Konecranes Oyj	85,400	3,426,148
Sampo Oyj, A Shares (c)	153,500	4,673,802
Total Finland		8,099,950

France—3.2%
Carbone Lorraine SA (c)	59,337	4,594,822
Neopost SA	37,200	5,233,260
Total France		9,828,082

Germany—7.7%
Aareal Bank AG	72,959	3,579,671
Compugroup Holding AG (a)	162,651	3,411,882
Kloeckner & Co. AG	64,938	4,476,279
Pfeiffer Vacuum Technology AG (c)	48,719	4,409,342
SGL Carbon AG (a), (c)	63,400	3,624,604
Symrise AG	166,508	4,404,466
Total Germany		23,906,244

Greece—1.9%
Piraeus Bank SA	163,149	5,814,487

Hong Kong—2.5%
Esprit Holdings, Ltd.	488,865	7,771,598

Ireland—4.5%
Anglo Irish Bank Corp. PLC	267,629	5,046,868
DCC PLC	161,960	4,768,265
Grafton Group PLC Units (a)	355,478	3,967,923
Total Ireland		13,783,056

Italy—1.1%
AICON SpA	688,734	3,526,138

Japan—22.4%
ABC-Mart, Inc. (c)	72,000	1,561,883
Asahi Pretec Corp. (c)	151,000	4,923,271
Chiyoda Corp. (c)	150,700	2,712,246
Creed Corp. (c)	1,287	2,931,739
Daito Trust Construction Co., Ltd.	76,000	3,660,740
Don Quijote Co., Ltd. (c)	109,900	2,269,378
Eizo Nanao Corp. (c)	127,300	4,183,750
Hisamitsu Pharmaceutical Co., Inc. (c)	134,200	3,640,429
Ichiyoshi Securities Co., Ltd. (c)	258,800	2,742,922
Ito En, Ltd. (c)	63,400	1,543,451
JAFCO Co., Ltd. (c)	86,000	3,185,324
JSR Corp. (c)	199,500	4,882,776
K.K. DaVinci Advisors (a), (c)	3,991	2,994,595
Konami Corp. (c)	138,600	3,771,838
Mars Engineering Corp. (c)	145,200	2,663,757
Misumi Group, Inc. (c)	243,100	4,121,593
OSG Corp. (c)	268,200	2,788,916
Secom Techno Service Co., Ltd.	38,900	1,258,166
Suruga Bank, Ltd. (c)	264,700	3,228,919
Sysmex Corp. (c)	81,100	3,123,706
THK Co., Ltd.	180,800	3,812,025
USS Co., Ltd.	48,990	3,215,881
Total Japan		69,217,305

Netherlands—12.3%
Advanced Metallurgical Group NV	111,963	6,098,437
Fugro NV	88,712	7,182,387
Hunter Douglas NV	35,452	3,176,336
Koninklijke Boskalis Westminster NV	123,282	6,199,507
Ordina NV (c)	185,621	3,426,471
SBM Offshore NV (c)	128,408	5,034,705
USG People NV (c)	125,795	3,576,197
Wavin NV	185,318	3,304,915
Total Netherlands		37,998,955

Norway—3.0%
Acergy SA (c)	136,400	4,031,187
Songa Offshore ASA (a), (c)	481,100	5,323,620
Total Norway		9,354,807

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard International Small Cap Portfolio (concluded)

Portugal—0.9%
Banif SGPS SA	408,719	$2,790,046

Spain—3.0%
Abengoa SA (c)	64,700	2,558,883
Indra Sistemas SA (c)	128,651	3,470,769
Prosegur Compania de Seguridad SA	89,251	3,236,671
Total Spain		9,266,323

Sweden—3.3%
Elekta AB, B Shares (c)	178,900	2,903,749
Getinge AB, B Shares	168,200	4,056,113
KappAhl Holding AB	303,500	3,190,268
Total Sweden		10,150,130

Switzerland—5.0%
Bank Sarasin & Cie AG, B Shares	824	3,611,436
Banque Cantonale Vaudoise	6,808	3,045,009
Burckhardt Compression Holding AG	13,800	3,024,140
Sika AG	1,525	2,960,709
Swissquote Group Holding SA	51,900	2,861,120
Total Switzerland		15,502,414

United Kingdom—16.8%
Ashmore Group PLC (c)	634,042	3,746,117
Ashtead Group PLC	1,107,346	2,346,292
Charter PLC (a)	219,330	5,286,255
Chemring Group PLC	93,346	3,432,719
Enodis PLC	909,096	3,231,994
Enterprise Inns PLC	219,334	2,645,410
Filtrona PLC	673,053	3,133,292
Intertek Group PLC	195,191	3,765,955
Man Group PLC	399,540	4,505,503
Northgate PLC	192,300	3,623,985
Regus Group PLC	1,450,432	3,634,694
Sepura, Ltd.	979,121	3,480,945
Vanco PLC (a), (c)	550,605	1,738,750
Victrex PLC	228,331	3,070,253
William Hill PLC	338,676	4,440,151
Total United Kingdom		52,082,315

Total Common Stocks
(Identified cost $268,376,944)		299,577,542

Preferred Stocks—1.8%

Germany—1.7%
Fuchs Petrolub AG	56,166	5,169,603

Japan—0.1%
Ito En, Ltd. (c)	19,029	378,049

Total Preferred Stocks
(Identified cost $3,879,433)		5,547,652

Short-Term Investments—35.5%
Collateral for Securities on Loan—32.9%
State Street Navigator Securities Lending Prime Portfolio, 5.30% (e), (f)	101,783,735	101,783,735

	Principal Amount (000)
Repurchase Agreement—2.6%
State Street Bank and Trust Co., 3.45%, 10/01/07 (Dated 09/28/07, collateralized by $8,120,000 United States Treasury Note, 4.875%, 06/30/12, with a value of $8,424,500) Proceeds of $8,258,374	$8,256	8,256,000
Total Short-Term Investments
(Identified cost $110,039,735)		110,039,735

Total Investments—134.1%
(Identified cost $382,296,112) (b)		$415,164,929

Liabilities in Excess of Cash and Other Assets—(34.1)%		(105,589,371)
Net Assets—100.0%		$309,575,558

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Portfolio

Common Stocks—83.7%

Argentina—1.9%
Tenaris SA ADR	2,211,200	$116,353,344

Bahrain—0.5%
Investcorp Bank BSC GDR	411,235	11,206,154
Investcorp Bank BSC GDR (a), (d)	700,149	19,079,060
Total Bahrain		30,285,214

Brazil—6.8%
Brasil Telecom Participacoes SA ADR	634,100	47,316,542
Empresa Brasileira de Aeronautica SA ADR	2,036,800	89,456,256
JHSF Participacoes SA	6,350,900	33,721,898
Petroleo Brasileiro SA ADR	1,291,500	97,508,250
Redecard SA	3,895,842	72,411,846
Souza Cruz SA	2,970,465	76,844,638
Total Brazil		417,259,430

Egypt—4.1%
Eastern Tobacco	779,566	55,807,857
Orascom Construction Industries	1,499,586	125,745,150
Orascom Telecom Holding SAE	5,050,400	65,982,855
Total Egypt		247,535,862

Hungary—0.7%
Richter Gedeon Nyrt. (c)	185,527	39,492,018

India—11.0%
Grasim Industries, Ltd.	850,798	75,050,002
Hero Honda Motors, Ltd.	3,346,995	62,248,773
Hindustan Unilever, Ltd.	17,299,061	95,726,029
Oil and Natural Gas Corp., Ltd.	4,775,648	116,372,526
Punjab National Bank, Ltd.	3,647,870	49,800,898
Satyam Computer Services, Ltd.	8,577,825	96,202,522
State Bank of India	3,529,453	173,343,773
Total India		668,744,523

Indonesia—3.7%
PT Astra International Tbk	38,622,000	81,298,360
PT Bank Mandiri Tbk	115,394,500	44,479,564
PT Telekomunikasi Indonesia Tbk Sponsored ADR (c)	1,053,823	51,447,639
PT United Tractors Tbk	53,945,900	48,371,392
Total Indonesia		225,596,955

Israel—2.7%
Bank Hapoalim BM	20,644,647	105,342,940
Israel Chemicals, Ltd.	6,668,332	61,114,620
Total Israel		166,457,560

Malaysia—0.4%
British American Tobacco
Malaysia Berhad	1,305,700	15,806,346
PLUS Expressways Berhad	6,630,200	6,187,538
Total Malaysia		21,993,884

Mexico—4.9%
Cemex SAB de CV Sponsored ADR (a), (c)	3,089,465	92,436,793
Desarrolladora Homex SA de CV ADR (a), (c)	1,765,116	97,963,938
Fomento Economico Mexicano SAB de CV Sponsored ADR	867,000	32,425,800
Grupo Televisa SA Sponsored ADR (c)	2,007,400	48,518,858
Kimberly-Clark de Mexico SAB de CV, Series A (c)	6,602,865	29,763,661
Total Mexico		301,109,050

Philippines—2.5%
Philippine Long Distance Telephone Co. Sponsored ADR (c)	2,388,200	153,656,788

Russia—4.1%
Evraz Group SA GDR	827,100	52,355,430
Mobile TeleSystems Sponsored ADR	1,787,400	123,884,694
TNK-BP Holding	21,129,385	43,315,239
Vsmpo-Avisma Corp.	112,800	32,486,400
Total Russia		252,041,763

South Africa—11.3%
Aquarius Platinum, Ltd.	3,717,648	130,275,298
Imperial Holdings, Ltd.	6,147,973	114,994,529
Kumba Iron Ore, Ltd.	3,652,333	119,683,512
Murray & Roberts Holdings, Ltd.	3,301,368	43,014,598
Naspers, Ltd., N Shares	2,739,347	75,871,978
Nedbank Group, Ltd.	802,809	14,551,659

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Portfolio (continued)
Pretoria Portland Cement Co., Ltd.	6,951,490	$48,179,392
Sanlam, Ltd.	11,083,994	35,790,850
Steinhoff International Holdings, Ltd. (a)	15,780,272	44,617,436
Truworths International, Ltd.	13,026,954	59,706,676
Total South Africa		686,685,928

South Korea—13.9%
Amorepacific Corp.	50,802	37,914,840
GS Engineering & Construction Corp.	241,622	41,979,892
Hite Brewery Co., Ltd.	558,265	78,083,287
Kangwon Land, Inc.	1,626,520	47,987,805
Kookmin Bank	2,604,786	216,887,607
Samsung Electronics Co., Ltd.	259,846	163,264,438
Shinhan Financial Group Co., Ltd.	2,434,190	159,060,877
SK Telecom Co., Ltd.	98,726	22,654,712
SK Telecom Co., Ltd. ADR (c)	507,800	15,081,660
Woongjin Coway Co., Ltd.	2,016,670	66,219,673
Total South Korea		849,134,791

Sweden—2.4%
Oriflame Cosmetics SA SDR	2,426,550	146,664,665
Taiwan—6.9%
Advantech Co., Ltd.	13,112,759	38,854,107
Chinatrust Financial Holding Co., Ltd.	106,714,512	78,315,078
Fubon Financial Holding Co., Ltd.	72,165,000	61,584,043
Hon Hai Precision Industry Co., Ltd.	15,366,690	115,832,871
Novatek Microelectronics Corp., Ltd.	10,834,547	47,142,812
Taiwan Semiconductor Manufacturing Co., Ltd.	41,296,918	80,480,588
Total Taiwan		422,209,499

Thailand—0.9%
Kasikornbank PCL	22,610,100	54,422,560

Turkey—5.0%
Ford Otomotiv Sanayi AS	3,428,674	36,231,344
Turkcell Iletisim Hizmetleri AS (c)	15,688,786	132,110,639
Turkcell Iletisim Hizmetleri AS ADR (c)	3,641,017	77,480,842

Turkiye Is Bankasi, C Shares (c)	9,873,078	59,500,924
Total Turkey		305,323,749

Total Common Stocks
(Identified cost $4,032,799,626)		5,104,967,583

Preferred Stocks—8.7%
Brazil—8.7%
AES Tiete SA	1,379,800,546	47,843,084
Bradespar SA	163,842	9,322,966
Companhia Energetica de Minas Gerais	2,705,100	57,336,359
Companhia Vale do Rio Doce, A Shares	9,542,812	270,725,427
Iochpe Maxion SA	2,540,220	42,590,102
Klabin SA	14,456,430	54,997,288
Tam SA Sponsored ADR (c)	1,884,780	51,642,972
Total Brazil		534,458,198

Total Preferred Stocks
(Identified cost $327,659,660)		534,458,198

Short-Term Investments—11.0%
Collateral for Securities on Loan— 4.5%
State Street Navigator Securities Lending Prime Portfolio, 5.30% (e), (f)	275,967,426	275,967,426

	Principal Amount (000)

Repurchase Agreement—6.5%
State Street Bank and Trust Co., 3.45%, 10/01/07 (Dated 09/28/07, collateralized by $337,660,000 United States Treasury Bonds and Note, 4.875%- 8.875%, 06/30/12-08/15/17, with a value of $401,073,250) Proceeds of $393,322,048	$393,209	393,209,000

Total Short-Term Investments
(Identified cost $669,176,426)		669,176,426

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Lazard Emerging Markets Portfolio (concluded)

Total Investments—103.4%
(Identified cost $5,029,635,712) (b)	$6,308,602,207

Liabilities in Excess of Cash and
Other Assets—(3.4)%	(208,626,002)
Net Assets—100.0%	$6,099,976,205

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Principal Amount (000)	Value
Lazard High Yield Portfolio

Corporate Bonds—96.2%

Aerospace & Defense—1.9%
Sequa Corp.,
8.875%, 04/01/08	$1,300	$1,316,250

Automotive—5.4%
ArvinMeritor, Inc.,
8.125%, 09/15/15 (c)	550	536,250
Ford Motor Co.,
7.45%, 07/16/31 (c)	425	337,875
Ford Motor Credit Co.,
7.00%, 10/01/13	1,725	1,569,738
General Motors Acceptance
Corp.,
6.75%, 12/01/14 (c)	1,325	1,213,662
Venture Holdings Co. LLC,
12.00%, 06/01/09 (a), (h)	2,840	284
		3,657,809
Building & Construction—1.5%
KB Home,
7.75%, 02/01/10	1,060	1,009,650

Building Materials—2.1%
Goodman Global Holding Co., Inc.,
7.875%, 12/15/12	390	386,100
Legrand SA,
8.50%, 02/15/25 (c)	925	1,077,625
		1,463,725
Cable Television—7.6%
Cablevision Systems Corp.,
8.00%, 04/15/12 (c)	725	705,968
Charter Communications
Holdings LLC,
11.00%, 10/01/15	684	692,550
DirecTV Holdings LLC:
6.375%, 06/15/15	400	380,500
8.375%, 03/15/13	450	468,000
EchoStar DBS Corp.:
5.75%, 10/01/08 (c)	50	49,875
6.625%, 10/01/14 (c)	810	818,100
Mediacom Broadband LLC,
8.50%, 10/15/15	725	725,000
Rogers Cable, Inc.,
6.25%, 06/15/13 (c)	405	406,519
Shaw Communications, Inc.,
7.25%, 04/06/11 (c)	900	922,500
		5,169,012
Chemicals—5.6%
ARCO Chemical Co.,
9.80%, 02/01/20	535	529,650
Lyondell Chemical Co.,
8.00%, 09/15/14	500	548,750
Momentive Performance Materials, Inc.:
9.75%, 12/01/14 (d)	275	271,562
11.50%, 12/01/16 (c), (d)	250	246,875
Mosaic Global Holdings, Inc.,
7.30%, 01/15/28	775	736,250
NOVA Chemicals Corp.,
6.50%, 01/15/12 (c)	687	649,215
Tronox Worldwide LLC,
9.50%, 12/01/12	800	798,000
		3,780,302
Computer Services—1.3%
SunGard Data Systems, Inc.,
10.25%, 08/15/15 (c)	824	861,080

Diversified—2.4%
Leucadia National Corp.,
7.00%, 08/15/13	950	909,625
The Greenbrier Cos., Inc.,
8.375%, 05/15/15	700	700,000
		1,609,625
Drugs—0.7%
Elan Finance PLC,
7.75%, 11/15/11	500	491,875

Electric Generation—4.6%
Caithness Coso Funding Corp.,
6.263%, 06/15/14 (d)	663	701,673
Edison Mission Energy:
7.00%, 05/15/17 (d)	200	197,000
7.50%, 06/15/13	675	694,406
Reliant Energy, Inc.,
6.75%, 12/15/14	825	837,375

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Principal Amount (000)	Value

Lazard High Yield Portfolio (continued)
The AES Corp.,
9.50%, 06/01/09	$710	$738,400
		3,168,854
Electronics—1.8%
Freescale Semiconductor, Inc.:
8.875%, 12/15/14 (c)	225	217,406
10.125%, 12/15/16 (c)	375	348,750
NXP BV,
7.875%, 10/15/14 (c)	700	673,750
		1,239,906
Energy Exploration &
Production—5.0%
Chesapeake Energy Corp.,
6.375%, 06/15/15 (c)	925	908,812
Compagnie Generale de
Geophysique,
7.50%, 05/15/15 (c)	750	768,750
OPTI Canada, Inc.,
8.25%, 12/15/14 (d)	525	530,250
PetroHawk Energy Corp.,
9.125%, 07/15/13	425	449,438
Pogo Producing Co.,
6.875%, 10/01/17	250	251,563
Seitel, Inc.,
9.75%, 02/15/14	525	496,125
		3,404,938
Energy Integrated—0.7%
Verasun Energy Corp.,
9.875%, 12/15/12 (c)	500	505,000

Environmental—1.0%
Browning-Ferris Industries, Inc.,
7.40%, 09/15/35	775	705,250

Financial Services—0.0%
Finance One PLC,
0.00%, 01/03/08 (a), (h), (i)	20,000	0
Morgan Guarantee Trust,
0.00%, 01/03/08 (a), (h), (i)	10,569	0
		0

Food & Beverages—2.9%
Constellation Brands, Inc.,
7.25%, 09/01/16 (c)	725	736,781
Dean Foods Co.,
7.00%, 06/01/16 (c)	800	760,000
NBTY, Inc.,
7.125%, 10/01/15	475	478,563
		1,975,344
Forest & Paper Products—4.2%
Bowater Canada Finance,
7.95%, 11/15/11 (c)	650	533,000
Georgia-Pacific Corp.:
8.125%, 05/15/11 (c)	300	303,750
9.50%, 12/01/11	500	527,500
Smurfit Capital Funding PLC,
7.50%, 11/20/25	1,600	1,502,000
		2,866,250
Gaming—3.4%
Majestic Star Casino LLC:
9.50%, 10/15/10	250	242,500
9.75%, 01/15/11	100	84,250
Mandalay Resorts Group,
9.375%, 02/15/10 (c)	1,035	1,086,750
Wheeling Island Gaming, Inc.,
10.125%, 12/15/09	405	407,531
Wynn Las Vegas LLC,
6.625%, 12/01/14	500	491,250
		2,312,281
Gas Distribution—3.2%
Ferrellgas Partners LP,
8.75%, 06/15/12	684	702,810
MarkWest Energy Partners LP,
8.50%, 07/15/16	650	641,875
The Williams Cos., Inc.,
8.75%, 03/15/32	710	817,388
		2,162,073

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Principal Amount (000)	Value

Lazard High Yield Portfolio (continued)

Health Services—6.0%
Fresenius Medical Capital Trust,
7.875%, 02/01/08	$1,120	$1,122,800
HCA, Inc.,
9.25%, 11/15/16 (d)	675	718,875
HealthSouth Corp.,
10.75%, 06/15/16 (c)	350	368,375
Senior Housing Properties Trust,
7.875%, 04/15/15	179	183,923
Service Corp. International,
6.75%, 04/01/16	750	726,562
Tenet Healthcare Corp.,
7.375%, 02/01/13 (c)	500	423,750
The Cooper Cos., Inc.,
7.125%, 02/15/15	525	513,187
		4,057,472
Hotels—1.3%
Host Marriott LP,
7.125%, 11/01/13 (c)	850	854,250
Leisure & Entertainment—1.0%
Royal Caribbean Cruises, Ltd.:
7.25%, 06/15/16 (c)	300	297,696
8.00%, 05/15/10 (c)	400	410,500
		708,196
Machinery—0.5%
Case New Holland, Inc.,
6.00%, 06/01/09	325	321,750
Media—2.1%
CanWest Media, Inc.,
8.00%, 09/15/12 (c)	911	897,012
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	600	540,000
		1,437,012
Metals & Mining—4.8%
Arch Western Finance LLC,
6.75%, 07/01/13	1,000	987,500
Century Aluminum Co.,
7.50%, 08/15/14	225	226,688
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/15	650	700,375
8.375%, 04/01/17 (c)	100	109,250
Massey Energy Co.,
6.875%, 12/15/13 (c)	800	748,000
Peabody Energy Corp.,
6.875%, 03/15/13	500	506,250
		3,278,063
Packaging—1.1%
Owens-Brockway Glass
Container, Inc.,
8.75%, 11/15/12 (c)	725	758,531
Printing & Publishing—3.4%
Dex Media East LLC,
12.125%, 11/15/12 (c)	195	208,406
Idearc, Inc.,
8.00%, 11/15/16	725	726,813
Phoenix Color Corp.,
13.00%, 02/01/09	515	515,000
R.H. Donnelley Corp.:
8.875%, 01/15/16 (c)	400	407,500
10.875%, 12/15/12	440	469,110
		2,326,829
Real Estate—1.9%
AMR Real Estate Partners:
7.125%, 02/15/13 (c)	500	476,250
8.125%, 06/01/12	350	347,813
Forest City Enterprises, Inc.,
7.625%, 06/01/15	475	446,500
		1,270,563
Retail—4.0%
Saks, Inc.,
9.875%, 10/01/11	1,225	1,304,625
Stater Brothers Holdings, Inc.,
8.125%, 06/15/12 (c)	725	738,594
The Neiman Marcus Group, Inc.,
10.375%, 10/15/15 (c)	600	652,500
		2,695,719
Support Services—2.1%
Avis Budget Car Rental LLC:
7.625%, 05/15/14	640	628,800
7.75%, 05/15/16 (c)	110	108,075

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Description	Principal Amount (000)	Value

Lazard High Yield Portfolio (concluded)
Hertz Corp.,
8.875%, 01/01/14 (c)	$650	$672,750
		1,409,625
Telecommunications—10.4%
Citizens Communications Co.,
6.25%, 01/15/13	1,000	980,000
Intelsat Bermuda, Ltd.,
11.25%, 06/15/16 (c)	350	375,375
Intelsat Subsidiary Holding Co.,
Ltd.,
8.25%, 01/15/13	800	810,000
Level 3 Financing, Inc.,
9.25%, 11/01/14	850	837,250
Nortel Networks, Ltd.,
10.75%, 07/15/16 (c), (d)	375	392,813
PanAmSat Corp.,
9.00%, 08/15/14	846	868,207
Qwest Corp.,
7.875%, 09/01/11	800	842,000
Rogers Wireless
Communications, Inc.,
9.625%, 05/01/11	1,000	1,110,000
Windstream Corp.:
7.00%, 03/15/19 (c)	375	366,563
8.625%, 08/01/16 (c)	475	511,812
		7,094,020
Transportation—2.3%
Kansas City Southern Railway
Co.,
7.50%, 06/15/09	610	617,625
Stena AB,
7.50%, 11/01/13	975	964,031
		1,581,656
Total Corporate Bonds
(Identified cost $68,285,614)		65,492,910

	Shares
Preferred Stock—0.0%

Broadcasting—0.0%
ION Media Networks, Inc.,
14.25%, 11/15/07
(Identified cost $1,551)	4	27,200

Warrants—0.0%

Cable Television—0.0%
Ono Finance PLC:
05/31/09 (a), (d), (g)	500	5
03/16/11 (a), (d), (g)	470	5
		10
Total Warrants
(Identified cost $64,841)		10
Short-Term Investments—25.8%

Collateral for Securities on Loan—
24.1%
State Street Navigator Securities
Lending Prime Portfolio,
5.30% (e), (f)	16,461,968	16,461,968

	Principal Amount (000)
Repurchase Agreement—1.7%
State Street Bank and Trust Co.,
3.45%, 10/01/07
(Dated 09/28/07, collateralized by
$1,125,000 United States Treasury
Note, 4.875%, 06/30/12, with a
value of $1,167,188)
Proceeds of $1,142,328	$1,142	1,142,000

Total Short-Term Investments
(Identified cost $17,603,968)		17,603,968

Total Investments—122.0%
(Identified cost $85,955,974) (b)		$83,124,088

Liabilities in Excess of Cash and
Other Assets—(22.0)%		(15,016,586)
Net Assets—100.0%		$68,107,502

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

U.S. Equity Value	$9,658,239	$558,916	$438,556	$120,360
U.S. Strategic Equity	113,802,064	12,225,445	5,773,714	6,451,731
Mid Cap	478,603,937	39,246,201	28,279,979	10,966,222
Small Cap	214,328,249	22,649,201	12,978,880	9,670,321
U.S. Small Cap Equity Growth	14,909,105	2,536,068	852,673	1,683,395
International Equity	426,907,901	77,514,798	9,719,540	67,795,258
International Equity Select	26,601,009	5,273,670	703,538	4,570,132
International Strategic Equity	392,070,924	62,914,805	10,956,047	51,958,758
International Small Cap	382,296,112	53,040,116	20,171,299	32,868,817
Emerging Markets	5,029,635,712	1,314,945,938	35,979,443	1,278,966,495
High Yield	85,955,974	1,349,633	4,181,519	(2,831,886)

(c)	Security or portion thereof is out on loan.

(d)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2007, these securities amounted to 1.1%, 2.2%, 0.3% and 4.5% of net assets of Lazard International Equity Select Portfolio, Lazard International Strategic Equity Portfolio, Lazard Emerging Markets Portfolio and Lazard High Yield Portfolio, respectively, and are considered to be liquid.

(e)	Rate shown reflects 7 day yield as of September 30, 2007.

(f)	Represents security purchased with cash collateral received for securities on loan.

(g)	Date shown is the expiration date.

(h)	Issue in default.

(i)	Bankrupt issuer; security valued at zero; principal amount denominated in respective country’s currency.

Security Abbreviations:

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
SDR — Swedish Depositary Receipt

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Small Cap Portfolio	Lazard Emerging Markets Portfolio

Industry
Agriculture	—%	—%	—%	—%	1.0%
Alcohol & Tobacco	9.3	9.7	7.4	—	3.7
Automotive	4.6	3.8	6.5	—	2.9
Banking	12.3	11.7	9.1	7.6	13.1
Building & Construction	3.4	1.8	8.7	6.9	8.6
Cable Television	—	—	—	—	1.2
Chemicals	0.9	—	4.8	8.6	—
Commercial Services	—	—	1.4	14.3	—
Consumer Products	1.5	1.1	—	2.2	6.4
Drugs	9.0	9.8	4.9	1.2	0.6
Electric	2.7	3.0	2.4	—	1.7
Energy Exploration & Production	—	—	0.9	—	1.9
Energy Integrated	7.3	8.9	1.5	1.7	2.3
Energy Services	0.7	1.1	—	8.1	1.9
Financial Services	3.6	5.3	6.5	6.5	5.9
Food & Beverages	4.2	7.0	4.0	0.6	0.5
Forest & Paper Products	—	—	0.9	—	1.4
Gas Utilities	3.6	—	3.2	—	—
Health Services	—	—	—	1.1	—
Insurance	4.7	7.3	4.6	1.5	—
Leisure & Entertainment	0.6	—	4.3	5.4	1.6
Manufacturing	5.1	2.2	9.8	15.9	3.0
Medical Products	—	—	—	3.3	—
Metals & Mining	—	1.5	—	—	10.1
Real Estate	—	—	—	1.9	0.6
Retail	3.4	3.1	2.7	4.3	1.0
Semiconductors & Components	1.8	4.2	—	—	5.4
Technology	1.1	—	1.6	2.8	1.6
Technology Hardware	4.1	3.8	1.9	2.5	1.9
Telecommunications	8.5	10.0	5.4	1.2	11.3
Transportation	4.5	3.2	5.1	1.0	2.8
Subtotal	96.9	98.5	97.6	98.6	92.4
Collateral for Securities on Loan	14.4	—	—	32.9	4.5
Repurchase Agreements	0.8	1.4	2.4	2.6	6.5
Total Investments	112.1%	99.9%	100.0%	134.1%	103.4%

The Lazard Funds, Inc.
Portfolios of Investments (concluded)
September 30, 2007 (unaudited)

Valuation of Investments—Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2007

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2007